Consolidated Statements of Changes in Equity - KRW (₩) ₩ in Millions	Total	Equity attributable to owners of parent	Contributed capital	Non-controlling interests	Retained earnings	Other Components Of Equity
Beginning balance at Dec. 31, 2020	₩ 70,668,059	₩ 69,297,409	₩ 4,053,578	₩ 1,370,650	₩ 51,134,330	₩ 14,109,501
Comprehensive income
Profit (loss) for the year	(5,215,581)	(5,304,522)	0	88,941	(5,304,522)	0
Items that will not be reclassified subsequently to profit or loss:
Remeasurements of defined benefit liability, net of tax	210,409	201,067	0	9,342	201,067	0
Share of other comprehensive income (loss) of associates and joint ventures, net of tax	3,609	3,609	0	0	3,609	0
Net change in fair value of financial assets at fair value through other comprehensive income, net of tax	59,024	59,022	0	2	0	59,022
Items that may be reclassified subsequently to profit or loss:
Net change in the unrealized fair value of derivatives using cash flow hedge accounting, net of tax	(15,778)	(19,610)	0	3,832	0	(19,610)
Foreign currency translation of foreign operations, net of tax	41,189	15,760	0	25,429	0	15,760
Share of other comprehensive income of associates and joint ventures, net of tax	301,161	301,161	0	0	0	301,161
Dividends paid	(812,144)	(780,628)	0	(31,516)	(780,628)	0
Additional paid-in capital and others	75,211	(491)	0	75,702	0	(491)
Transactions between consolidated entities	(34,747)	7,452	0	(42,199)	0	7,452
Changes in consolidation scope	59,679	43	0	59,636	0	43
Dividends paid (hybrid bond)	(13,385)	0	0	(13,385)	0	0
Others	0	0	0	0	4,388	(4,388)
Ending balance at Dec. 31, 2021	65,326,706	63,780,272	4,053,578	1,546,434	45,258,244	14,468,450
Comprehensive income
Profit (loss) for the year	(24,429,108)	(24,466,853)	0	37,745	(24,466,853)	0
Items that will not be reclassified subsequently to profit or loss:
Remeasurements of defined benefit liability, net of tax	663,095	626,769	0	36,326	626,769	0
Share of other comprehensive income (loss) of associates and joint ventures, net of tax	12,305	12,305	0	0	12,305	0
Net change in fair value of financial assets at fair value through other comprehensive income, net of tax	58,010	58,008	0	2	0	58,008
Items that may be reclassified subsequently to profit or loss:
Net change in the unrealized fair value of derivatives using cash flow hedge accounting, net of tax	(24,415)	(32,437)	0	8,022	0	(32,437)
Foreign currency translation of foreign operations, net of tax	28,387	19,550	0	8,837	0	19,550
Share of other comprehensive income of associates and joint ventures, net of tax	509,487	509,487	0	0	0	509,487
Dividends paid	(42,344)	0	0	(42,344)	0	0
Additional paid-in capital and others	126,792	40,476	0	86,316	835	39,641
Transactions between consolidated entities	(77,375)	(1,584)	0	(75,791)	0	(1,584)
Changes in consolidation scope	31,714	(597)	0	32,311	0	(597)
Dividends paid (hybrid bond)	(13,461)	0	0	(13,461)	0	0
Repayment of hybrid bond	(169,537)	0	0	(169,537)	0	0
Ending balance at Dec. 31, 2022	42,000,256	40,545,396	4,053,578	1,454,860	21,431,300	15,060,518
Comprehensive income
Profit (loss) for the year	(4,716,144)	(4,822,549)	0	106,405	(4,822,549)	0
Items that will not be reclassified subsequently to profit or loss:
Remeasurements of defined benefit liability, net of tax	(271,724)	(242,987)	0	(28,737)	(242,987)	0
Share of other comprehensive income (loss) of associates and joint ventures, net of tax	(27,349)	(27,349)	0	0	(27,349)	0
Net change in fair value of financial assets at fair value through other comprehensive income, net of tax	(31,665)	(31,665)	0	0	0	(31,665)
Items that may be reclassified subsequently to profit or loss:
Net change in the unrealized fair value of derivatives using cash flow hedge accounting, net of tax	(3,654)	(5,078)	0	1,424	0	(5,078)
Foreign currency translation of foreign operations, net of tax	(17,274)	(25,950)	0	8,676	0	(25,950)
Share of other comprehensive income of associates and joint ventures, net of tax	122,994	122,994	0	0	0	122,994
Dividends paid	(45,322)	0	0	(45,322)	0	0
Additional paid-in capital and others	6,023	(1)	0	6,024	0	(1)
Transactions between consolidated entities	258,485	332,280	0	(73,795)	0	332,280
Changes in consolidation scope	336	(48)	0	384	0	(48)
Dividends paid (hybrid bond)	(10,212)	0	0	(10,212)	0	0
Others	0	0	0	0	(153)	153
Ending balance at Dec. 31, 2023	₩ 37,264,750	₩ 35,845,043	₩ 4,053,578	₩ 1,419,707	₩ 16,338,262	₩ 15,453,203